Earnings per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings per Share

10.       Earnings per Share:

The computation of basic earnings per share is based on the weighted average number of common shares outstanding for the six-month periods ended June 30, 2023 and 2024. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. Diluted earnings per share gives effect to stock awards and restricted stock units using the treasury stock method, unless the impact is anti-dilutive.

Additionally, the Convertible Notes are not considered a participating security and are therefore not included in the computation of basic earnings per share. Additionally, the Company determined that as it relates to the Convertible Notes, it does not overcome the presumption of share settlement, and therefore, the Company applied the if-converted method and included the potential shares to be issued upon conversion of the Convertible Notes in the calculation of diluted earnings per share, unless the impact of such potential shares is anti-dilutive.

The Company calculates basic and diluted earnings per share as follows:

	Six months ended June 30,
	2023	2024
Income :
Net income	$90,194	$180,936

Basic earnings per share:
Weighted average common shares outstanding, basic	102,821,671	96,670,823
Basic earnings per share	$0.88	$1.87

Effect of dilutive securities:
Convertible Notes	—	2,690,362
Dilutive effect of non vested shares	349,053	355,797
Dilutive potential common shares	349,053	3,046,159

Weighted average common shares outstanding, diluted	103,170,724	99,716,982

Diluted earnings per share	$0.87	$1.82